UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15 Lisle, IL 60532		60532
(Address of principal executive offices)		(Zip code)
Nicholas Dalmaso
901 Warrenville Rd., Suite 15 Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-630-241-4200

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.

Portfolio of Investments | June 30, 2011 (unaudited) Destra Global L-Series Fund

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.4%
	Argentina - 0.6%
150	Pampa Energia SA, ADR	$ 2,301
83	YPF SA, ADR	3,739
		6,040
	Austria - 2.0%
76	EVN AG	1,318
43	Lenzing AG	5,611
6	Mayr-Melnhof Karton AG	708
109	OMV AG	4,761
47	Raiffeisen Bank International AG	2,422
37	Strabag SE	1,099
119	Telekom Austria AG	1,518
41	Verbund AG	1,783
37	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	2,033
		21,253
	Belgium - 3.4%
10	Ackermans & van Haaren NV	971
177	Belgacom SA	6,312
45	Colruyt SA	2,251
947	Dexia SA*	2,948
137	D'Ieteren SA NV	9,363
47	Elia System Operator SA NV	2,007
45	Groupe Bruxelles Lambert SA	4,001
165	KBC Groep NV	6,483
17	Mobistar SA	1,291
9	Sofina SA	944
		36,571
	Bermuda - 0.7%
56	Arch Capital Group Ltd.*	1,787
38	Brookfield Infrastructure Partners LP	952
176	Catlin Group Ltd.	1,136
130	Hiscox Ltd.	874
88	Lancashire Holdings Ltd.	922
17	Signet Jewelers Ltd.*	796
26	Validus Holdings Ltd.	805
		7,272
	Brazil - 0.6%
476	Brasil Telecom SA, ADR	5,131
14	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR	836
		5,967
	Canada - 6.2%
9	Agrium, Inc.	790
277	BCE, Inc.	10,883
205	Brookfield Asset Management, Inc. - Class A	6,800
138	Canadian Imperial Bank of Commerce	10,898
38	Canadian Pacific Railway Ltd.	2,368
83	CGI Group, Inc. - Class A*	2,046
24	Gildan Activewear, Inc.	844
68	Kinross Gold Corp.	1,074
79	Magna International, Inc.	4,269
52	Manulife Financial Corp.	918
151	Rogers Communications, Inc. - Class B	5,968
130	Shaw Communications, Inc. - Class B	2,968
35	Silver Standard Resources, Inc.*	934
238	Sun Life Financial, Inc.	7,159
177	TransCanada Corp.	7,760
		65,679
	Finland - 0.8%
249	Fortum OYJ	7,209

Number
of
Shares	Description	Fair Value
	Finland - (continued)
67	Sanoma OYJ	$ 1,242
		8,451
	France - 4.2%
25	Aeroports de Paris	2,351
10	bioMerieux	1,161
8	Bollore	1,980
48	Christian Dior SA	7,551
12	Ciments Francais SA	1,270
231	CNP Assurances	5,035
11	Colas SA	2,373
11	Credit Industriel et Commercial	2,352
4	Dassault Aviation SA	4,048
17	EDF Energies Nouvelles SA	978
26	Eiffage SA	1,720
12	Euler Hermes SA	1,014
2	Financiere de l'Odet	1,053
19	Imerys SA	1,339
112	PagesJaunes Groupe	1,007
67	Rexel SA	1,661
53	SCOR SE	1,506
12	SEB SA	1,257
12	Societe BIC SA	1,159
37	Societe des Autoroutes Paris-Rhin-Rhone	2,524
15	SA des Ciments Vicat	1,259
		44,598
	Gabon - 0.1%
2	Total Gabon	1,026
	Germany - 2.1%
16	Aurubis AG	1,040
30	Axel Springer AG	1,481
132	EnBW Energie Baden-Wuerttemberg AG	7,579
10	Fielmann AG	1,114
76	Freenet AG	1,053
23	Fresenius SE & Co. KGaA	2,400
16	Generali Deutschland Holding AG	2,069
45	Hannover Rueckversicherung AG	2,347
22	MVV Energie AG	869
13	SMA Solar Technology AG	1,448
39	Wuestenrot & Wuerttembergische AG	1,032
		22,432
	Greece - 0.8%
17	Bank of Greece	642
106	Coca-Cola Hellenic Bottling Co. SA*	2,846
92	Hellenic Petroleum SA	869
123	OPAP SA	1,917
154	Public Power Corp. SA	2,206
		8,480
	Ireland - 0.5%
31	Covidien PLC	1,650
21	Ingersoll-Rand PLC	954
46	Kerry Group PLC - Class A	1,902
28	Ryanair Holdings PLC, ADR	821
		5,327
	Italy - 0.3%
101	Banca Popolare dell'Emilia Romagna Scrl	1,131
98	Banca Popolare di Sondrio Scrl	816
81	Societa Iniziative Autostradali e Servizi SpA	928
		2,875
	Japan - 13.7%
100	AEON Mall Co., Ltd.	2,405

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra Global L-Series Fund

Number
of
Shares	Description	Fair Value
	Japan - (continued)
100	Aisin Seiki Co., Ltd.	$ 3,839
1,000	Asahi Glass Co., Ltd.	11,590
100	Brother Industries Ltd.	1,467
1	Central Japan Railway Co.	7,826
100	Century Tokyo Leasing Corp.	1,790
300	Chubu Electric Power Co., Inc.	5,832
200	Chugai Pharmaceutical Co., Ltd.	3,259
200	DENSO Corp.	7,385
100	Electric Power Development Co., Ltd.	2,693
100	Heiwa Corp.	1,537
100	Hitachi Chemical Co., Ltd.	1,970
200	Honda Motor Co., Ltd.	7,640
32	Honda Motor Co., Ltd., ADR	1,235
100	Hulic Co., Ltd.	919
700	ITOCHU Corp.	7,220
100	Izumi Co., Ltd.	1,492
1	Japan Tobacco, Inc.	3,832
3	Jupiter Telecommunications Co., Ltd.	3,343
1	KDDI Corp.	7,145
100	Kewpie Corp.	1,267
2,000	Kobe Steel Ltd.	4,507
100	KYOWA EXEO Corp.	1,008
100	Megmilk Snow Brand Co., Ltd.	1,838
200	Mitsubishi Corp.	4,953
200	Mitsubishi Tanabe Pharma Corp.	3,331
40	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,535
4	NTT DOCOMO, Inc.	7,083
1	NTT Urban Development Corp.	852
1	PGM Holdings K.K.	521
300	Sapporo Hokuyo Holdings, Inc.	1,248
100	Sega Sammy Holdings, Inc.	1,918
100	Shikoku Electric Power Co., Inc.	2,260
1	SKY Perfect JSAT Holdings, Inc.	410
200	Sony Financial Holdings, Inc.	3,588
500	Sumitomo Corp.	6,742
1,000	Sumitomo Mitsui Trust Holdings, Inc.	3,455
100	Takeda Pharmaceutical Co., Ltd.	4,600
1,000	The Nishi-Nippon City Bank Ltd.	2,935
100	Tokai Rubber Industries Ltd.	1,326
100	Toyota Auto Body Co., Ltd.	1,632
200	Toyota Tsusho Corp.	3,400
10	USS Co., Ltd.	771
		145,599
	Luxembourg - 0.4%
47	RTL Group	4,606
	Mexico - 0.3%
82	Fresnillo PLC	1,846
70	Telefonos de Mexico SAB de CV, ADR	1,155
		3,001
	Netherlands - 1.7%
71	CNH Global NV*	2,744
98	Heineken Holding NV	5,013
14	Hunter Douglas NV	685
143	Royal Dutch Shell PLC, ADR	10,171
		18,613
	Panama - 0.1%
15	Copa Holdings SA - Class A	1,001
	Peru - 0.0%†
55	Hochschild Mining PLC	406

Number
of
Shares	Description	Fair Value
	Philippines - 0.1%
16	Philippine Long Distance Telephone Co., ADR	$ 865
	Portugal - 1.6%
489	Banco Espirito Santo SA	1,822
293	Brisa Auto-Estradas de Portugal SA	1,789
212	CIMPOR-Cimentos de Portugal, SGPS SA	1,620
1,195	EDP-Energias de Portugal SA	4,243
335	Portucel-Empresa Produtora de Pasta
	e Papel SA	1,113
705	Portugal Telecom, SGPS SA	6,988
		17,575
	Singapore - 0.1%
237	Flextronics International Ltd.*	1,521
	South Korea - 0.2%
23	POSCO, ADR	2,498
	Spain - 4.0%
108	ACS Actividades de Construccion
	y Servicios SA	5,092
317	Banco Espanol de Credito SA	2,450
84	Caja de Ahorros del Mediterraneo	566
118	Compania Espanola de Petroleos SA	4,748
28	Corporacion Financiera Alba SA	1,581
1,452	CaixaBank	10,132
318	Endesa SA	10,586
39	Grupo Catalana Occidente SA	960
1,032	Mapfre SA	3,830
15	Prosegur Compania de Seguridad SA	797
96	Zardoya Otis SA	1,414
		42,156
	Switzerland - 1.8%
120	ACE Ltd.	7,898
27	Allied World Assurance Co. Holdings AG	1,555
93	Ferrexpo PLC	701
47	Garmin Ltd.	1,552
18	Novartis AG, ADR	1,100
123	TE Connectivity Ltd.	4,522
29	Tyco International Ltd.	1,434
		18,762
	Taiwan - 0.1%
70	Taiwan Semiconductor Manufacturing Co.,
	Ltd., ADR	883
	United Arab Emirates - 0.1%
173	Dragon Oil PLC	1,455
	United Kingdom - 5.4%
163	3i Group PLC	736
161	Aberdeen Asset Management PLC	577
168	Amlin PLC	1,095
164	Ashmore Group PLC	1,049
112	Associated British Foods PLC	1,947
277	Aviva PLC	1,952
144	Balfour Beatty PLC	713
9	British American Tobacco PLC, ADR	792
177	British Sky Broadcasting Group PLC	2,405
711	BT Group PLC	2,300
72	Carillion PLC	435
386	Centrica PLC	2,004
29	Diageo PLC, ADR	2,374
127	Eurasian Natural Resources Corp. PLC	1,593
24	GlaxoSmithKline PLC, ADR	1,030
76	Hargreaves Lansdown PLC	741

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra Global L-Series Fund

Number
of
Shares	Description	Fair Value
	United Kingdom - (continued)
65	Imperial Tobacco Group PLC	$ 2,161
99	Intermediate Capital Group PLC	513
295	International Power PLC	1,524
94	Investec PLC	761
345	J Sainsbury PLC	1,824
41	Jardine Lloyd Thompson Group PLC	448
65	Millennium & Copthorne Hotels PLC	531
233	National Grid PLC	2,291
62	New World Resources PLC - Class A	911
121	Northumbrian Water Group PLC	807
62	Pennon Group PLC	695
51	Petrofac Ltd.	1,240
82	PZ Cussons PLC	469
36	Reckitt Benckiser Group PLC	1,988
35	Schroders PLC	869
107	Scottish & Southern Energy PLC	2,393
85	Shaftesbury PLC	721
58	Smiths Group PLC	1,118
19	Spectris PLC	486
13	Spirax-Sarco Engineering PLC	418
222	Sports Direct International PLC*	842
77	St. James's Place PLC	420
158	Stagecoach Group PLC	648
446	Standard Life PLC	1,507
66	Unilever PLC	2,126
226	Vodafone Group PLC, ADR	6,039
38	Willis Group Holdings PLC	1,562
		57,055
	United States - 45.5%
70	Activision Blizzard, Inc.	818
30	Aecom Technology Corp.*	820
108	Aetna, Inc.	4,762
109	Aflac, Inc.	5,088
22	Agilent Technologies, Inc.*	1,124
19	AGL Resources, Inc.	774
37	Air Products & Chemicals, Inc.	3,536
15	Alaska Air Group, Inc.*	1,027
3	Alleghany Corp.*	999
18	Allergan, Inc.	1,499
17	Alliance Holdings GP LP	848
29	Alliant Energy Corp.	1,179
12	Alliant Techsystems, Inc.	856
28	The Allstate Corp.	855
62	Ameren Corp.	1,788
464	American Capital Ltd.*	4,608
117	American Electric Power Co., Inc.	4,409
48	American Financial Group, Inc.	1,713
9	American National Insurance Co.	698
52	Ameriprise Financial, Inc.	2,999
26	AMETEK, Inc.	1,167
133	Amkor Technology, Inc.*	821
18	Aon Corp.	923
81	Applied Materials, Inc.	1,054
15	AptarGroup, Inc.	785
38	Archer-Daniels-Midland Co.	1,146
120	Ares Capital Corp.	1,928
44	Arrow Electronics, Inc.*	1,826
37	Assurant, Inc.	1,342
31	Automatic Data Processing, Inc.	1,633
2	AutoZone, Inc.*	590

Number
of
Shares	Description	Fair Value
	United States - (continued)
63	Avnet, Inc.*	$ 2,008
74	AVX Corp.	1,128
40	Ball Corp.	1,538
302	The Bank of New York Mellon Corp.	7,737
38	BB&T Corp.	1,020
43	Becton, Dickinson and Co.	3,705
15	Bed Bath & Beyond, Inc.*	876
24	Best Buy Co., Inc.	754
14	Biogen Idec, Inc.*	1,497
7	BlackRock, Inc.	1,343
45	Boardwalk Pipeline Partners LP	1,307
21	BOK Financial Corp.	1,150
277	Brookfield Office Properties, Inc.	5,341
18	Brown-Forman Corp. - Class B	1,344
38	Bunge Ltd.	2,620
19	Cabot Corp.	758
184	Capital One Financial Corp.	9,507
22	Cardinal Health, Inc.	999
19	Celgene Corp.*	1,146
36	CenturyLink, Inc.	1,455
42	The Charles Schwab Corp.	691
98	The Chubb Corp.	6,136
83	CIGNA Corp.	4,269
35	Cincinnati Financial Corp.	1,021
4	CME Group, Inc.	1,166
140	CNA Financial Corp.	4,067
128	CNO Financial Group, Inc.*	1,013
19	Commerce Bancshares, Inc.	817
47	Computer Sciences Corp.	1,784
66	Consolidated Edison, Inc.	3,514
80	Constellation Brands, Inc. - Class A*	1,666
520	Corning, Inc.	9,438
59	Coventry Health Care, Inc.*	2,152
8	Credit Acceptance Corp.*	676
67	CSX Corp.	1,757
113	Dell, Inc.*	1,884
185	Discover Financial Services	4,949
70	Dollar General Corp.*	2,372
138	Dominion Resources, Inc.	6,661
13	Donaldson Co., Inc.	789
11	Dover Corp.	746
18	DST Systems, Inc.	950
365	Duke Energy Corp.	6,873
21	Eaton Corp.	1,080
14	Ecolab, Inc.	789
80	Edison International	3,100
39	El Paso Pipeline Partners LP	1,355
16	Energen Corp.	904
28	Energy Transfer Equity LP	1,259
48	Entergy Corp.	3,277
11	Erie Indemnity Co. - Class A	778
174	Exelon Corp.	7,454
33	Express Scripts, Inc.*	1,781
37	Federal-Mogul Corp.*	845
19	FedEx Corp.	1,802
76	Fidelity National Financial, Inc. - Class A	1,196
90	FirstEnergy Corp.	3,974
83	Forest Laboratories, Inc.*	3,265
43	Franklin Resources, Inc.	5,645

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra Global L-Series Fund

Number
of
Shares	Description	Fair Value
	United States - (continued)
126	General Dynamics Corp.	$ 9,390
39	General Mills, Inc.	1,452
29	Genuine Parts Co.	1,578
40	Harris Corp.	1,802
167	The Hartford Financial Services Group, Inc.	4,404
35	HCC Insurance Holdings, Inc.	1,103
141	HealthSouth Corp.*	3,701
15	Henry Schein, Inc.*	1,074
111	Hess Corp.	8,298
19	H.J. Heinz Co.	1,012
63	Hormel Foods Corp.	1,878
13	Hubbell, Inc. - Class B	844
45	Humana, Inc.	3,624
52	Icahn Enterprises LP	2,236
31	Illinois Tool Works, Inc.	1,751
48	Ingram Micro, Inc. - Class A*	871
27	International Paper Co.	805
23	Jarden Corp.	794
36	Jefferies Group, Inc.	734
23	The JM Smucker Co.	1,758
14	John Wiley & Sons, Inc. - Class A	728
40	Johnson Controls, Inc.	1,666
23	Kellogg Co.	1,272
79	Kimberly-Clark Corp.	5,258
14	Kinder Morgan Energy Partners LP	1,016
14	Kinetic Concepts, Inc.*	807
130	KKR Financial Holdings LLC	1,275
37	The Kroger Co.	918
32	L-3 Communications Holdings, Inc.	2,798
29	Lear Corp.	1,551
54	Leucadia National Corp.	1,841
114	Liberty Media Corp. – Interactive Series A*	1,912
49	Liberty Media Corp. – Capital Series A*	4,202
106	Lockheed Martin Corp.	8,583
103	Loews Corp.	4,335
23	Loral Space & Communications, Inc.*	1,598
9	Lorillard, Inc.	980
80	Lowe's Cos., Inc.	1,865
25	Magellan Midstream Partners LP	1,493
3	Markel Corp.*	1,190
86	Marsh & McLennan Cos., Inc.	2,682
23	McCormick & Co., Inc.	1,140
66	The McGraw-Hill Cos., Inc.	2,766
15	McKesson Corp.	1,255
41	MDU Resources Group, Inc.	923
12	Mead Johnson Nutrition Co.	811
25	Medco Health Solutions, Inc.*	1,413
47	Molson Coors Brewing Co. - Class B	2,103
11	Murphy Oil Corp.	722
26	National Oilwell Varco, Inc.	2,033
25	Natural Resource Partners LP	829
30	Newmont Mining Corp.	1,619
111	News Corp. - Class A	1,965
109	NextEra Energy, Inc.	6,263
22	Norfolk Southern Corp.	1,648
96	Northrop Grumman Corp.	6,658
13	NuStar Energy LP	841
196	Och-Ziff Capital Management Group - Class A	2,719
21	OGE Energy Corp.	1,057
17	Omnicom Group, Inc.	819
14	ONEOK Partners LP	1,194

Number
of
Shares	Description	Fair Value
	United States - (continued)
45	Oshkosh Corp.*	$ 1,302
10	Parker Hannifin Corp.	897
25	PG&E Corp.	1,051
27	Plains All American Pipeline LP	1,728
147	PNC Financial Services Group, Inc.	8,763
9	PPG Industries, Inc.	817
35	PPL Corp.	974
8	Precision Castparts Corp.	1,317
12	ProAssurance Corp.*	840
152	The Progressive Corp.	3,250
30	Protective Life Corp.	694
118	Prudential Financial, Inc.	7,504
159	Public Service Enterprise Group, Inc.	5,190
28	Raymond James Financial, Inc.	900
115	Raytheon Co.	5,733
34	Reinsurance Group of America, Inc.	2,069
151	Reynolds American, Inc.	5,595
8	Rockwell Automation, Inc.	694
97	SAIC, Inc.*	1,632
23	Sauer-Danfoss, Inc.*	1,159
31	SCANA Corp.	1,220
1	Seaboard Corp.	2,418
8	SEACOR Holdings, Inc.	800
32	SEI Investments Co.	720
50	Sempra Energy	2,644
19	Sigma-Aldrich Corp.	1,394
147	SLM Corp.	2,471
54	Smithfield Foods, Inc.*	1,181
26	Sonoco Products Co.	924
131	Spectra Energy Corp.	3,591
19	St. Jude Medical, Inc.	906
26	Starbucks Corp.	1,027
114	State Street Corp.	5,140
70	Stryker Corp.	4,108
9	Sunoco Logistics Partners LP	775
51	Symetra Financial Corp.	685
36	Sysco Corp.	1,123
14	T. Rowe Price Group, Inc.	845
6	Terra Nitrogen Co. LP	825
24	The TJX Cos., Inc.	1,261
141	The Travelers Cos., Inc.	8,232
24	Thermo Fisher Scientific, Inc.*	1,545
180	Thomson Reuters Corp.	6,761
21	Time Warner Cable, Inc.	1,639
20	Torchmark Corp.	1,283
44	TRW Automotive Holdings Corp.*	2,597
127	Tyson Foods, Inc. - Class A	2,466
30	UGI Corp.	957
26	Unitrin, Inc.	771
94	Unum Group	2,395
115	Viacom, Inc. - Class B	5,865
43	W.R. Berkley Corp.	1,395
29	Waste Management, Inc.	1,081
105	WellPoint, Inc.	8,271
38	Western Union Co.	761
21	Westlake Chemical Corp.	1,090
72	Williams Partners LP	3,901

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra Global L-Series Fund

Number
of
Shares	Description	Fair Value
	United States - (continued)
50	Wisconsin Energy Corp.	$ 1,568
108	Xcel Energy, Inc.	2,624
84	Xerox Corp.	874
29	Yum! Brands, Inc.	1,602
		484,445
	Total Common Stocks
	(Cost $993,228)	1,036,412
	Right - 0.0%†
	Spain - 0.0%†
1,452	CaixaBank*	110
	(Cost $0)
	Money Market Mutual Funds - 2.1%
	United States - 2.1%
23,023	Fidelity Institutional Money Market Prime,
	0.07% (a)	23,023
	(Cost $23,023)
	Total Investments - 99.5%
	(Cost $1,016,251)	1,059,545
		4,808
	Other Assets in excess of Liabilities - 0.5%
		$ 1,064,353
	Net Assets - 100.0%

		% of Net
Summary by Industry	Fair Value	Assets
Automobiles & Components	$36,221	3.4%
Banks	62,049	5.8
Capital Goods	109,140	10.2
Commercial & Professional Services	3,038	0.3
Consumer Durables & Apparel	16,138	1.5
Consumer Services	5,597	0.5
Diversified Financials	74,997	7.0
Energy	68,664	6.5
Food & Staples Retailing	6,115	0.6
Food Beverage & Tobacco	54,521	5.1
Health Care Equipment & Services	48,038	4.5
Household & Personal Products	7,715	0.7
Insurance	121,083	11.4
Materials	46,072	4.3
Media	42,207	4.0
Pharmaceuticals, Biotechnology	23,396	2.2
Real Estate	17,036	1.6
Retailing	25,585	2.4
Semiconductors & Semiconductor	4,205	0.4
Software & Services	9,624	0.9
Technology Hardware & Equipment	29,425	2.8
Telecommunication Services	65,186	6.1
Transportation	29,522	2.8
Utilities	130,838	12.3
Rights	110	0.0	†
Money Market Mutual Funds	23,023	2.2
Total Investments	1,059,545	99.5
Other Assets in excess of Liabilities	4,808	0.5
Net Assets	$1,064,353	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
Cia - Company
GP - General Partnership
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV – Variable Capital Company
SE - Stock Corporation
SpA - Limited Share Company

*	- Non-income producing security.
†	- Represents less than 0.05%
(a)	- Interest rate shown reflects yield as of June 30, 2011.

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra International L-Series Fund

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.4%
	Argentina - 0.6%
165	Pampa Energia SA, ADR	$ 2,531
91	YPF SA, ADR	4,100
		6,631
	Austria - 4.5%
168	EVN AG	2,913
93	Lenzing AG	12,135
13	Mayr-Melnhof Karton AG	1,534
240	OMV AG	10,482
107	Raiffeisen Bank International AG	5,513
81	Strabag SE	2,407
263	Telekom Austria AG	3,356
91	Verbund AG	3,958
93	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	5,110
		47,408
	Belgium - 7.6%
23	Ackermans & van Haaren NV	2,234
387	Belgacom SA	13,800
97	Colruyt SA	4,852
2,144	Dexia SA*	6,674
301	D'Ieteren SA NV	20,572
101	Elia System Operator SA NV	4,312
101	Groupe Bruxelles Lambert SA	8,981
373	KBC Groep NV	14,655
38	Mobistar SA	2,886
20	Sofina SA	2,097
		81,063
	Bermuda - 1.4%
67	Arch Capital Group Ltd.*	2,139
42	Brookfield Infrastructure Partners LP	1,052
599	Catlin Group Ltd.	3,867
445	Hiscox Ltd.	2,993
305	Lancashire Holdings Ltd.	3,195
19	Signet Jewelers Ltd.*	889
32	Validus Holdings Ltd.	990
		15,125
	Brazil - 0.6%
522	Brasil Telecom SA, ADR	5,627
16	Cia de Saneamento Basico do Estado de Sao
	Paulo, ADR	955
		6,582
	Canada - 7.0%
10	Agrium, Inc.	878
303	BCE, Inc.	11,905
247	Brookfield Asset Management, Inc. - Class A	8,193
165	Canadian Imperial Bank of Commerce	13,030
41	Canadian Pacific Railway Ltd.	2,555
91	CGI Group, Inc. - Class A*	2,243
26	Gildan Activewear, Inc.	914
75	Kinross Gold Corp.	1,185
86	Magna International, Inc.	4,647
62	Manulife Financial Corp.	1,095
165	Rogers Communications, Inc. - Class B	6,521
143	Shaw Communications, Inc. - Class B	3,265
39	Silver Standard Resources, Inc.*	1,041

Number
of
Shares	Description	Fair Value
	Canada - (continued)
286	Sun Life Financial, Inc.	$ 8,603
194	TransCanada Corp.	8,505
		74,580
	Finland - 1.7%
545	Fortum OYJ	15,780
146	Sanoma OYJ	2,705
		18,485
	France - 9.6%
57	Aeroports de Paris	5,361
22	bioMerieux	2,554
18	Bollore	4,455
104	Christian Dior SA	16,360
27	Ciments Francais SA	2,857
600	CNP Assurances	13,079
25	Colas SA	5,393
25	Credit Industriel et Commercial	5,346
9	Dassault Aviation SA	9,108
39	EDF Energies Nouvelles SA	2,244
58	Eiffage SA	3,837
29	Euler Hermes SA	2,449
4	Financiere de l'Odet	2,105
42	Imerys SA	2,959
245	PagesJaunes Groupe	2,203
147	Rexel SA	3,644
136	SCOR SE	3,865
28	SEB SA	2,933
28	Societe BIC SA	2,705
82	Societe des Autoroutes Paris-Rhin-Rhone	5,594
34	SA des Ciments Vicat	2,855
		101,906
	Gabon - 0.2%
4	Total Gabon	2,053
	Germany - 4.9%
36	Aurubis AG	2,341
66	Axel Springer AG	3,259
288	EnBW Energie Baden-Wuerttemberg AG	16,535
22	Fielmann AG	2,450
167	Freenet AG	2,313
52	Fresenius SE & Co. KGaA	5,427
44	Generali Deutschland Holding AG	5,690
117	Hannover Rueckversicherung AG	6,101
49	MVV Energie AG	1,936
30	SMA Solar Technology AG	3,341
87	Wuestenrot & Wuerttembergische AG	2,302
		51,695
	Greece - 1.8%
41	Bank of Greece	1,549
232	Coca-Cola Hellenic Bottling Co. SA*	6,229
200	Hellenic Petroleum SA	1,888
271	OPAP SA	4,224
336	Public Power Corp. SA	4,813
		18,703
	Ireland - 0.7%
34	Covidien PLC	1,810
22	Ingersoll-Rand PLC	999
98	Kerry Group PLC - Class A	4,052
30	Ryanair Holdings PLC, ADR	880

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra International L-Series Fund

Number
of
Shares	Description	Fair Value
	Ireland - 0.7% (continued)
		$ 7,741
	Italy - 0.6%
228	Banca Popolare dell'Emilia Romagna Scrl	2,554
221	Banca Popolare di Sondrio Scrl	1,839
178	Societa Iniziative Autostradali e Servizi SpA	2,039
		6,432
	Japan - 22.1%
100	AEON Mall Co., Ltd.	2,405
200	Aisin Seiki Co., Ltd.	7,677
100	Arnest One Corp.	1,022
1,000	Asahi Glass Co., Ltd.	11,590
100	Benesse Holdings, Inc.	4,278
200	Brother Industries Ltd.	2,935
1	Central Japan Railway Co.	7,826
100	Century Tokyo Leasing Corp.	1,790
400	Chubu Electric Power Co., Inc.	7,776
300	Chugai Pharmaceutical Co., Ltd.	4,889
100	Daiichikosho Co., Ltd.	1,612
100	Daito Trust Construction Co., Ltd.	8,432
300	DENSO Corp.	11,077
100	Electric Power Development Co., Ltd.	2,693
1,000	Hankyu Hanshin Holdings, Inc.	3,938
100	Heiwa Corp.	1,537
100	Hisamitsu Pharmaceutical Co., Inc.	4,241
100	Hitachi Capital Corp.	1,346
100	Hitachi Chemical Co., Ltd.	1,970
200	Honda Motor Co., Ltd.	7,640
34	Honda Motor Co., Ltd., ADR	1,313
200	Hulic Co., Ltd.	1,837
900	ITOCHU Corp.	9,283
100	Izumi Co., Ltd.	1,492
2	Japan Tobacco, Inc.	7,665
4	Jupiter Telecommunications Co., Ltd.	4,458
1	KDDI Corp.	7,145
100	Kewpie Corp.	1,267
2,000	Kobe Steel Ltd.	4,507
100	KYOWA EXEO Corp.	1,008
100	Maruichi Steel Tube Ltd.	2,464
100	Megmilk Snow Brand Co., Ltd.	1,837
300	Mitsubishi Corp.	7,429
300	Mitsubishi Tanabe Pharma Corp.	4,996
50	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,919
1,000	The Nishi-Nippon City Bank Ltd.	2,935
5	NTT DOCOMO, Inc.	8,853
1	NTT Urban Development Corp.	852
100	Ono Pharmaceutical Co., Ltd.	5,324
100	Oracle Corp. Japan	4,334
2	PGM Holdings K.K.	1,041
100	Sankyo Co., Ltd.	5,132
400	Sapporo Hokuyo Holdings, Inc.	1,664
200	Sega Sammy Holdings, Inc.	3,836
1	Seven Bank Ltd.	1,990
100	Shikoku Electric Power Co., Inc.	2,260
2	SKY Perfect JSAT Holdings, Inc.	821
200	Sony Financial Holdings, Inc.	3,588
600	Sumitomo Corp.	8,091
1,000	Sumitomo Mitsui Trust Holdings, Inc.	3,455

Number
of
Shares	Description	Fair Value
	Japan - (continued)
200	Takeda Pharmaceutical Co., Ltd.	$ 9,200
100	TOHO Holdings Co., Ltd.	991
100	Tokai Rubber Industries Ltd.	1,326
1,000	Tokyu Corp.	4,136
100	Toyota Auto Body Co., Ltd.	1,632
200	Toyota Tsusho Corp.	3,400
100	Universal Entertainment Corp.	3,312
20	USS Co., Ltd.	1,543
		235,010
	Luxembourg - 1.0%
102	RTL Group	9,997
	Mexico - 0.6%
240	Fresnillo PLC	5,402
76	Telefonos de Mexico SAB de CV, ADR	1,254
		6,656
	Netherlands - 2.5%
78	CNH Global NV*	3,015
214	Heineken Holding NV	10,946
32	Hunter Douglas NV	1,566
157	Royal Dutch Shell PLC, ADR	11,167
		26,694
	Panama - 0.1%
17	Copa Holdings SA - Class A	1,135
	Peru - 0.1%
159	Hochschild Mining PLC	1,173
	Philippines - 0.1%
18	Philippine Long Distance Telephone Co., ADR	973
	Portugal - 3.6%
1,107	Banco Espirito Santo SA	4,125
639	Brisa Auto-Estradas de Portugal SA	3,900
463	CIMPOR-Cimentos de Portugal, SGPS SA	3,537
2,615	EDP-Energias de Portugal SA	9,285
733	Portucel-Empresa Produtora de Pasta
	e Papel SA	2,436
1,542	Portugal Telecom, SGPS SA	15,285
		38,568
	Singapore - 0.2%
260	Flextronics International Ltd.*	1,669
	South Korea - 0.3%
25	POSCO, ADR	2,715
	Spain - 9.0%
237	ACS Actividades de Construccion
	y Servicios SA	11,174
718	Banco Espanol de Credito SA	5,549
193	Caja de Ahorros del Mediterraneo	1,301
261	Cia Espanola de Petroleos SA	10,501
64	Corporacion Financiera Alba SA	3,614
3,283	CaixaBank	22,909
696	Endesa SA	23,169
98	Grupo Catalana Occidente SA	2,411
2,666	Mapfre SA	9,895
34	Prosegur Compania de Seguridad SA	1,808
211	Zardoya Otis SA	3,108
		95,439
	Switzerland - 2.2%
144	ACE Ltd.	9,478
32	Allied World Assurance Co. Holdings AG	1,843

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra International L-Series Fund

Number
of
Shares	Description	Fair Value
	Switzerland - (continued)
271	Ferrexpo PLC	$ 2,043
52	Garmin Ltd.	1,718
21	Novartis AG, ADR	1,283
135	TE Connectivity Ltd.	4,963
31	Tyco International Ltd.	1,532
		22,860
	Taiwan - 0.1%
77	Taiwan Semiconductor Manufacturing Co.,
	Ltd., ADR	971
	United Arab Emirates - 0.3%
380	Dragon Oil PLC	3,195
	United Kingdom - 14.0%
491	3i Group PLC	2,216
486	Aberdeen Asset Management PLC	1,741
576	Amlin PLC	3,755
493	Ashmore Group PLC	3,153
327	Associated British Foods PLC	5,686
956	Aviva PLC	6,738
421	Balfour Beatty PLC	2,085
10	British American Tobacco PLC, ADR	880
516	British Sky Broadcasting Group PLC	7,012
2,075	BT Group PLC	6,713
211	Carillion PLC	1,274
1,127	Centrica PLC	5,850
31	Diageo PLC, ADR	2,538
369	Eurasian Natural Resources Corp. PLC	4,630
26	GlaxoSmithKline PLC, ADR	1,115
229	Hargreaves Lansdown PLC	2,233
190	Imperial Tobacco Group PLC	6,317
299	Intermediate Capital Group PLC	1,549
859	International Power PLC	4,436
284	Investec PLC	2,300
1,007	J Sainsbury PLC	5,325
141	Jardine Lloyd Thompson Group PLC	1,542
188	Millennium & Copthorne Hotels PLC	1,535
681	National Grid PLC	6,697
179	New World Resources PLC - Class A	2,630
355	Northumbrian Water Group PLC	2,369
179	Pennon Group PLC	2,006
146	Petrofac Ltd.	3,549
241	PZ Cussons PLC	1,377
106	Reckitt Benckiser Group PLC	5,854
103	Schroders PLC	2,558
312	Scottish & Southern Energy PLC	6,978
260	Shaftesbury PLC	2,204
167	Smiths Group PLC	3,220
57	Spectris PLC	1,457
40	Spirax-Sarco Engineering PLC	1,285
645	Sports Direct International PLC*	2,447
268	St. James's Place PLC	1,463
460	Stagecoach Group PLC	1,885
1,535	Standard Life PLC	5,187
193	Unilever PLC	6,216
247	Vodafone Group PLC, ADR	6,600
47	Willis Group Holdings PLC	1,932
		148,537

Number
of
Shares	Description	Fair Value
	Total Common Stocks
	(Cost $993,306)	$ 1,033,996
	RIGHTS - 0.0%†
	Spain - 0.0%†
3,283	CaixaBank*	248
	(Cost $0)
	Money Market Mutual Funds - 1.5%
	United States - 1.5%
15,408	Fidelity Institutional Money Market Prime,
	0.07% (a)	15,408
	(Cost $15,408)
	Total Investments - 98.9%
	(Cost $1,008,714)	1,049,652
	Other Assets in excess of Liabilities - 1.1%	11,984
	Net Assets - 100.0%	$ 1,061,636

		% of Net
Summary by Industry	Fair Value	Assets
Automobiles & Components	$35,313	3.3%
Banks	95,087	9.0
Capital Goods	96,821	9.1
Commercial & Professional Services	4,513	0.4
Consumer Durables & Apparel	38,330	3.6
Consumer Services	11,078	1.0
Diversified Financials	40,034	3.8
Energy	55,440	5.2
Food & Staples Retailing	10,177	1.0
Food, Beverage & Tobacco	53,633	5.1
Health Care Equipment & Services	10,781	1.0
Household & Personal Products	7,232	0.7
Insurance	107,008	10.1
Materials	61,292	5.8
Media	35,332	3.3
Pharmaceuticals, Biotechnology & Life Sciences	31,048	2.9
Real Estate	23,923	2.3
Retailing	29,394	2.8
Semiconductors & Semiconductor Equipment	4,312	0.4
Software & Services	6,577	0.6
Technology Hardware & Equipment	11,023	1.0
Telecommunication Services	93,230	8.8
Transportation	41,870	3.9
Utilities	130,548	12.3
Rights	248	0.0 †
Money Market Mutual Funds	15,408	1.5
Total Investments	1,049,652	98.9
Other Assets in excess of Liabilities	11,984	1.1
Net Assets	$1,061,636	100.0%

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra International L-Series Fund

ADR - American Depositary Receipt
AG - Stock Corporation
Cia - Company
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Variable Capital Company
SE - Stock Corporation
SpA – Limited Share Company

*	- Non-income producing security.
†	- Represents less than 0.05%.
(a)	- Interest rate shown reflects yields as of June 30, 2011.

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) Destra US All Cap L-Series Fund

Number of
Shares	Description	Fair Value
	Common Stocks - 97.9%
	Automobiles & Components - 2.3%
76	Federal-Mogul Corp.*	$ 1,735
50	Honda Motor Co., Ltd., ADR (Japan)	1,930
107	Icahn Enterprises LP	4,601
83	Johnson Controls, Inc.	3,458
58	Lear Corp.	3,102
124	Magna International, Inc. (Canada)	6,701
89	TRW Automotive Holdings Corp.*	5,254
		26,781
	Banks - 3.1%
69	BB&T Corp.	1,852
37	BOK Financial Corp.	2,026
194	Canadian Imperial Bank of Commerce
	(Canada)	15,320
34	Commerce Bancshares, Inc.	1,462
266	PNC Financial Services Group, Inc.	15,856
		36,516
	Capital Goods - 8.9%
60	Aecom Technology Corp.*	1,640
24	Alliant Techsystems, Inc.	1,712
51	AMETEK, Inc.	2,290
112	CNH Global NV* (Netherlands)	4,329
28	Donaldson Co., Inc.	1,699
23	Dover Corp.	1,559
43	Eaton Corp.	2,212
256	General Dynamics Corp.	19,077
27	Hubbell, Inc. - Class B	1,754
63	Illinois Tool Works, Inc.	3,559
32	Ingersoll-Rand PLC (Ireland)	1,453
65	L-3 Communications Holdings, Inc.	5,684
215	Lockheed Martin Corp.	17,409
197	Northrop Grumman Corp.	13,662
93	Oshkosh Corp.*	2,691
20	Parker Hannifin Corp.	1,795
18	Precision Castparts Corp.	2,964
235	Raytheon Co.	11,715
18	Rockwell Automation, Inc.	1,562
47	Sauer-Danfoss, Inc.*	2,368
1	Seaboard Corp.	2,418
46	Tyco International Ltd. (Switzerland)	2,274
		105,826
	Commercial & Professional Services - 0.2%
60	Waste Management, Inc.	2,236
	Consumer Durables & Apparel - 0.5%
75	Garmin Ltd. (Switzerland)	2,477
38	Gildan Activewear, Inc. (Canada)	1,337
46	Jarden Corp.	1,587
		5,401
	Consumer Services - 0.4%
52	Starbucks Corp.	2,053
58	Yum! Brands, Inc.	3,204
		5,257
	Diversified Financials - 8.9%
844	American Capital Ltd.*	8,381
93	Ameriprise Financial, Inc.	5,364
217	Ares Capital Corp.	3,487
552	The Bank of New York Mellon Corp.	14,142

Number
of Shares	Description	Fair Value
	Diversified Financials (continued)
14	BlackRock, Inc.	$ 2,685
333	Capital One Financial Corp.	17,206
76	The Charles Schwab Corp.	1,250
6	CME Group, Inc.	1,750
15	Credit Acceptance Corp.*	1,267
338	Discover Financial Services	9,042
78	Franklin Resources, Inc.	10,241
65	Jefferies Group, Inc.	1,326
235	KKR Financial Holdings LLC	2,305
97	Leucadia National Corp.	3,308
356	Och-Ziff Capital Management Group - Class A	4,938
51	Raymond James Financial, Inc.	1,640
57	SEI Investments Co.	1,283
265	SLM Corp.	4,455
207	State Street Corp.	9,334
26	T. Rowe Price Group, Inc.	1,569
		104,973
	Energy - 8.5%
36	Alliance Holdings GP LP	1,796
91	Boardwalk Pipeline Partners LP	2,643
80	El Paso Pipeline Partners LP	2,780
32	Energen Corp.	1,808
56	Energy Transfer Equity LP	2,518
225	Hess Corp.	16,821
28	Kinder Morgan Energy Partners LP	2,033
49	Magellan Midstream Partners LP	2,927
23	Murphy Oil Corp.	1,510
52	National Oilwell Varco, Inc.	4,067
50	Natural Resource Partners LP	1,659
28	NuStar Energy LP	1,811
30	ONEOK Partners LP	2,559
53	Plains All American Pipeline LP	3,392
226	Royal Dutch Shell PLC, ADR (Netherlands)	16,075
18	SEACOR Holdings, Inc.	1,799
267	Spectra Energy Corp.	7,318
19	Sunoco Logistics Partners LP	1,637
279	TransCanada Corp. (Canada)	12,231
147	Williams Partners LP	7,964
132	YPF SA, ADR (Argentina)	5,947
		101,295
	Food & Staples Retailing - 0.3%
74	The Kroger Co.	1,835
72	Sysco Corp.	2,245
		4,080
	Food Beverage & Tobacco - 5.3%
79	Archer-Daniels-Midland Co.	2,382
15	British American Tobacco PLC , ADR
	(United Kingdom)	1,320
37	Brown-Forman Corp. - Class B	2,764
79	Bunge Ltd.	5,447
164	Constellation Brands, Inc. - Class A*	3,414
46	Diageo PLC , ADR (United Kingdom)	3,766
80	General Mills, Inc.	2,978
40	H.J. Heinz Co.	2,131
128	Hormel Foods Corp.	3,816
47	The JM Smucker Co.	3,593
46	Kellogg Co.	2,545
18	Lorillard, Inc.	1,960
46	McCormick & Co., Inc.	2,280

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra US All Cap L-Series Fund

Number
of Shares	Description	Fair Value
	Food Beverage & Tobacco (continued)
26	Mead Johnson Nutrition Co.	$ 1,756
97	Molson Coors Brewing Co. - Class B	4,340
307	Reynolds American, Inc.	11,374
111	Smithfield Foods, Inc.*	2,428
259	Tyson Foods, Inc. - Class A	5,030
		63,324
	Health Care Equipment & Servic - 7.6%
220	Aetna, Inc.	9,700
87	Becton Dickinson and Co.	7,497
44	Cardinal Health, Inc.	1,998
169	CIGNA Corp.	8,692
122	Coventry Health Care, Inc.*	4,449
49	Covidien PLC (Ireland)	2,608
66	Express Scripts, Inc.*	3,563
285	HealthSouth Corp.*	7,481
31	Henry Schein, Inc.*	2,219
91	Humana, Inc.	7,329
29	Kinetic Concepts, Inc.*	1,671
31	McKesson Corp.	2,593
49	Medco Health Solutions, Inc.*	2,769
40	St. Jude Medical, Inc.	1,907
143	Stryker Corp.	8,393
214	WellPoint, Inc.	16,857
		89,726
	Household & Personal Products - 0.9%
161	Kimberly-Clark Corp.	10,716
	Insurance - 12.9%
168	ACE Ltd. (Switzerland)	11,058
196	Aflac, Inc.	9,149
4	Alleghany Corp.*	1,332
38	Allied World Assurance Co., Holdings AG
	(Switzerland)	2,188
52	The Allstate Corp.	1,588
86	American Financial Group, Inc.	3,069
16	American National Insurance Co.	1,240
33	Aon Corp.	1,693
78	Arch Capital Group Ltd.* (Bermuda)	2,490
66	Assurant, Inc.	2,394
177	The Chubb Corp.	11,082
62	Cincinnati Financial Corp.	1,809
251	CNA Financial Corp.	7,292
232	CNO Financial Group, Inc.*	1,835
20	Erie Indemnity Co. - Class A	1,414
137	Fidelity National Financial, Inc. - Class A	2,156
301	The Hartford Financial Services Group, Inc.	7,937
61	HCC Insurance Holdings, Inc.	1,922
186	Loews Corp.	7,829
73	Manulife Financial Corp. (Canada)	1,289
4	Markel Corp.*	1,587
156	Marsh & McLennan Cos., Inc.	4,866
22	ProAssurance Corp.*	1,540
274	The Progressive Corp.	5,858
53	Protective Life Corp.	1,226
213	Prudential Financial, Inc.	13,545
59	Reinsurance Group of America, Inc.	3,591
335	Sun Life Financial, Inc. (Canada)	10,077
91	Symetra Financial Corp.	1,222

Number
of Shares	Description	Fair Value
	Insurance (continued)
35	Torchmark Corp.	$ 2,245
255	The Travelers Cos., Inc.	14,887
48	Unitrin, Inc.	1,424
170	Unum Group	4,332
37	Validus Holdings Ltd. (Bermuda)	1,145
54	Willis Group Holdings PLC (United Kingdom)	2,220
77	W.R. Berkley Corp.	2,498
		153,029
	Materials - 3.3%
15	Agrium, Inc. (Canada)	1,316
76	Air Products & Chemicals, Inc.	7,264
31	AptarGroup, Inc.	1,623
81	Ball Corp.	3,115
39	Cabot Corp.	1,555
29	Ecolab, Inc.	1,635
54	International Paper Co.	1,610
107	Kinross Gold Corp. (Canada)	1,691
61	Newmont Mining Corp.	3,292
36	POSCO , ADR (South Korea)	3,910
20	PPG Industries, Inc.	1,816
39	Sigma-Aldrich Corp.	2,862
56	Silver Standard Resources, Inc.* (Canada)	1,495
51	Sonoco Products Co.	1,813
12	Terra Nitrogen Co. LP	1,650
41	Westlake Chemical Corp.	2,128
		38,775
	Media - 4.7%
30	John Wiley & Sons, Inc. - Class A	1,560
101	Liberty Media Corp. – Capital Series A*	8,661
134	The McGraw-Hill Cos., Inc.	5,616
225	News Corp. - Class A	3,982
35	Omnicom Group, Inc.	1,686
206	Shaw Communications, Inc. - Class B
	(Canada)	4,703
367	Thomson Reuters Corp.	13,785
43	Time Warner Cable, Inc.	3,356
234	Viacom, Inc. - Class B	11,934
		55,283
	Pharmaceuticals, Biotechnology - 2.0%
44	Agilent Technologies, Inc.*	2,249
38	Allergan, Inc.	3,164
30	Biogen Idec, Inc.*	3,208
39	Celgene Corp.*	2,352
169	Forest Laboratories, Inc.*	6,648
37	GlaxoSmithKline PLC , ADR (United Kingdom)	1,587
30	Novartis AG , ADR (Switzerland)	1,833
48	Thermo Fisher Scientific, Inc.*	3,091
		24,132
	Real Estate - 1.6%
288	Brookfield Asset Management, Inc. - Class A
	(Canada)	9,553
505	Brookfield Office Properties, Inc.	9,736
		19,289
	Retailing - 2.1%
5	AutoZone, Inc.*	1,474
31	Bed Bath & Beyond, Inc.*	1,809

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra US All Cap L-Series Fund

Number
of Shares	Description	Fair Value
	Retailing (continued)
49	Best Buy Co., Inc.	$ 1,539
141	Dollar General Corp.*	4,778
60	Genuine Parts Co.	3,264
233	Liberty Media Corp. – Interactive Series A*	3,907
163	Lowe's Cos., Inc.	3,800
27	Signet Jewelers Ltd.* (Bermuda)	1,264
48	The TJX Cos., Inc.	2,521
		24,356
	Semiconductors & Semiconductor Equipment - 0.4%
271	Amkor Technology, Inc.*	1,672
165	Applied Materials, Inc.	2,147
110	Taiwan Semiconductor Manufacturing Co.,
	Ltd. , ADR (Taiwan)	1,387
		5,206
	Software & Services - 1.6%
141	Activision Blizzard, Inc.	1,647
62	Automatic Data Processing, Inc.	3,266
132	CGI Group, Inc. - Class A* (Canada)	3,254
96	Computer Sciences Corp.	3,644
38	DST Systems, Inc.	2,006
199	SAIC, Inc.*	3,347
79	Western Union Co.	1,582
		18,746
	Technology Hardware & Equipment - 4.5%
89	Arrow Electronics, Inc.*	3,694
129	Avnet, Inc.*	4,113
152	AVX Corp.	2,316
1,060	Corning, Inc.	19,239
230	Dell, Inc.*	3,834
374	Flextronics International Ltd.* (Singapore)	2,401
82	Harris Corp.	3,695
98	Ingram Micro, Inc. - Class A*	1,778
45	Loral Space & Communications, Inc.*	3,126
196	TE Connectivity Ltd. (Switzerland)	7,205
172	Xerox Corp.	1,791
		53,192
	Telecommunication Services - 4.2%
436	BCE, Inc. (Canada)	17,130
750	Brasil Telecom SA , ADR (Brazil)	8,085
73	CenturyLink, Inc.	2,951
26	Philippine Long Distance Telephone Co. , ADR
	(Philippines)	1,405
237	Rogers Communications, Inc. - Class B
	(Canada)	9,366
109	Telefonos de Mexico SAB de CV , ADR
	(Mexico)	1,799
356	Vodafone Group PLC , ADR (United Kingdom)	9,513
		50,249
	Transportation - 1.6%
30	Alaska Air Group, Inc.*	2,054
60	Canadian Pacific Railway Ltd. (Canada)	3,739
24	Copa Holdings SA - Class A (Panama)	1,602
136	CSX Corp.	3,566
39	FedEx Corp.	3,699
44	Norfolk Southern Corp.	3,297

Number
of Shares	Description	Fair Value
	Transportation (continued)
44	Ryanair Holdings PLC , ADR (Ireland)	$ 1,291
		19,248
	Utilities - 12.1%
40	AGL Resources, Inc.	1,628
58	Alliant Energy Corp.	2,358
125	Ameren Corp.	3,605
238	American Electric Power Co., Inc.	8,968
61	Brookfield Infrastructure Partners LP
	(Bermuda)	1,528
22	Cia de Saneamento Basico do Estado de Sao
	Paulo , ADR (Brazil)	1,313
134	Consolidated Edison, Inc.	7,134
282	Dominion Resources, Inc.	13,612
745	Duke Energy Corp.	14,028
162	Edison International	6,278
98	Entergy Corp.	6,691
356	Exelon Corp.	15,251
184	FirstEnergy Corp.	8,124
85	MDU Resources Group, Inc.	1,912
221	NextEra Energy, Inc.	12,699
43	OGE Energy Corp.	2,164
237	Pampa Energia SA , ADR (Argentina)	3,635
49	PG&E Corp.	2,059
71	PPL Corp.	1,976
324	Public Service Enterprise Group, Inc.	10,575
64	SCANA Corp.	2,520
103	Sempra Energy	5,447
61	UGI Corp.	1,945
102	Wisconsin Energy Corp.	3,198
220	Xcel Energy, Inc.	5,346
		143,994
	Total Common Stocks
	(Cost $1,103,684)	1,161,630
	Money Market Mutual Funds - 2.4%
28,223	Fidelity Institutional Money Market Prime,
	0.07% (a)	28,223
	(Cost $28,223)
	Total Investments - 100.3%
	(Cost $1,131,907)	1,189,853
	Liabilities in excess of Other Assets - (0.3%)	(3,233)
	Net Assets - 100.0%	$ 1,186,620

See also the Notes to Financial Statements for the period ended March 31, 2011.

Portfolio of Investments | June 30, 2011 (unaudited) continued Destra US All Cap L-Series Fund

Summary by Country	Fair Value	% of Net
		Assets
Argentina	$9,582	0.8%
Bermuda	6,427	0.5
Brazil	9,398	0.8
Canada	99,202	8.4
Ireland	5,352	0.4
Japan	1,930	0.2
Mexico	1,799	0.2
Netherlands	20,404	1.7
Panama	1,602	0.1
Philippines	1,405	0.1
Singapore	2,401	0.2
South Korea	3,910	0.3
Switzerland	27,035	2.3
Taiwan	1,387	0.1
United Kingdom	18,406	1.6
United States	951,390	80.2
Money Market Mutual	28,223	2.4
Funds
Total Investments	1,189,853	100.3
Liabilities in excess of	(3,233)	(0.3)
Other Assets
Net Assets	$1,186,620	100.0%

ADR - American Depositary Receipt
AG - Stock Corporation
Cia - Company
GP - General Partnership
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Variable Capital Company

*	- Non-income producing security.
(a)	- Interest rate shown reflects yields as of June 30, 2011.

See also the Notes to Financial Statements for the period ended March 31, 2011.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2011, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Global L-Series Fund	$ 1,016,251	$ 64,787	$ (21,493)	$ 43,294
Destra International L-Series Fund	$ 1,008,714	$ 72,577	$ (31,639)	$ 40,938
Destra US All Cap L-Series Fund	$ 1,131,907	$ 69,542	$ (11,596)	$ 57,946

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2011:

Destra Global L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$ 1,035,442	$ 970	$ -
Rights	110	-	-
Money Market Mutual Funds	23,023	-	-
Total	$ 1,058,575	$ 970	$ -

Destra International L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$ 1,031,219	$ 2,777	$ -
Rights	248	-	-
Money Market Mutual Funds	15,408	-	-
Total	$ 1,046,875	$ 2,777	$ -

Destra US All Cap L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks**	$ 1,161,630	$ -	$ -
Money Market Mutual Funds	28,223	-	-
Total	$ 1,189,853	$ -	$ -

*  Please refer to the schedule of investments to view securities segregated by country.
**  Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2 and the Funds held no Level 3 securities during the period ended June 30, 2011.

Item 2.    Controls and Procedures.

(a)         The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date:	August 24, 2011

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer

Date:	August 24, 2011